Offerings	Apr. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	497,058
Proposed Maximum Offering Price per Unit	5.38
Maximum Aggregate Offering Price	$ 2,674,172.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 369.30
Offering Note	1. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, dividends or similar transactions. 2. Amount of the registration fee was calculated in accordance with Section 6(b) and Rule 457 under the Securities Act and was determined by multiplying the aggregate offering price by 0.00013810. 3. Represents Common Shares issuable upon exercise of awards previously granted under Plan. 4. The offering price has been estimated solely for the purposes of the calculation of the registration fee. The offering price has been calculated in accordance with the manner described in paragraphs (c) and (h) of Rule 457 under the Securities Act and is based upon the average of high and low prices reported by the Nasdaq Capital Market on April 23, 2026, a date within five (5) business days prior to the date of the filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	1,172,349
Proposed Maximum Offering Price per Unit	5.38
Maximum Aggregate Offering Price	$ 6,307,237.62
Fee Rate	0.01381%
Amount of Registration Fee	$ 871.03
Offering Note	1. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, dividends or similar transactions. 2. Amount of the registration fee was calculated in accordance with Section 6(b) and Rule 457 under the Securities Act and was determined by multiplying the aggregate offering price by 0.00013810. 4. The offering price has been estimated solely for the purposes of the calculation of the registration fee. The offering price has been calculated in accordance with the manner described in paragraphs (c) and (h) of Rule 457 under the Securities Act and is based upon the average of high and low prices reported by the Nasdaq Capital Market on April 23, 2026, a date within five (5) business days prior to the date of the filing of this Registration Statement. 5. Represents Common Shares that are issuable pursuant to, or upon exercise of, awards that may be granted under the Plan.